EATON VANCE PRIME RATE RESERVES
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Prime Rate Reserves (the "Registrant") (1933 Act File No. 333-32268) certifies (a) that the forms of prospectus and the statement of additional information dated April 1, 2003 do not differ materially from those contained in Post-Effective Amendment No. 7 ("Amendment No. 7") to the Registration Statement on Form N-2, and (b) that Amendment No. 7 was filed electronically with the Commission (Accession No. 0000940394-03-000169) on March 24, 2003.

Eaton Vance Prime Rate Reserves



By:    /s/ Alan R. Dynner
       ----------------------
       Alan R. Dynner, Esq.
       Secretary

Date:  April 2, 2003